Related Party Information - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
EXOR N.V [Member]
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	42.02%
IVECO-OTO MELARA Societa Consortile [Member]
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 251	$ 255
CNH Industrial Capital Europe S.A.S [Member]
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 201